CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF MATURITY DATES OF CONVERTIBLE NOTES

The maturity dates of the convertible notes outstanding at December 31, 2021 are:

Maturity Date	Principal Balance Due
May 30, 2022 (may be extended by the Company to November 30, 2022)	$37,714,966
Total Principal Outstanding	$37,714,966